UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Infrastructure Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.7%

	COMMON STOCKS – 95.0%

	Air Freight & Logistics – 0.4%

62,412	BPost SA, (2)	$1,692,446

6,804	Oesterreichische Post AG, (2)	241,004
	Total Air Freight & Logistics	1,933,450

	Commercial Services & Supplies – 3.7%

2,408,076	China Everbright International Limited, (2)	2,887,047

28,166	Covanta Holding Corporation	433,475

174,154	Waste Connections Inc.	13,009,304
	Total Commercial Services & Supplies	16,329,826

	Construction & Engineering – 4.0%

173,919	Ferrovial SA, (2)	3,703,214

179,636	Vinci S.A, (2)	13,756,214
	Total Construction & Engineering	17,459,428

	Diversified Telecommunication Services – 1.2%

23,921	Cellnex Telecom S.A.U, (2), (3)	432,892

250,456	Infrastrutture Wireless Italiane SpA, (2)	1,232,638

51,091	Inmarsat PLC, (2)	465,759

28,723	SBA Communications Corporation, (3)	3,221,572
	Total Diversified Telecommunication Services	5,352,861

	Electric Utilities – 17.5%

2,454,144	AusNet Services, (2)	3,093,258

6,507	Avangrid Inc.	271,862

18,423	Brookfield Infrastructure Partners LP	638,173

148,159	Cheung Kong Infrastructure Holdings Limited, (2)	1,277,860

17,191	CLP Holdings Limited, (2)	178,048

73,889	Duke Energy Corporation	5,914,076

83,627	Edison International	6,042,051

7,241	Elia System Operator SA NV, (2)	370,073

58,367	Emera Incorporated	2,104,762

41,074	Energisa SA	261,942

88,601	Enersis Americas SA, Sponsored ADR	725,642

158,110	Enersis Chile SA	751,023

4,679	Eversource Energy	253,508

29,180	Great Plains Energy Incorporated	796,322

47,874	Hafslund ASA, Class B Shares	461,098

NUVEEN	1

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

394,224	Iberdrola SA, (2)	$2,680,487

1,389,969	Infratil Limited, (2)	3,280,978

109,329	NextEra Energy Inc.	13,373,123

147,962	PG&E Corporation	9,050,836

59,310	Power Assets Holdings Limited, (2)	580,388

1,344,556	Power Grid Corporation of India Limited, (2)	3,564,800

376,785	Red Electrica Corporacion SA, (2), (3)	8,129,706

2,905,487	Spark Infrastructure Group, (2)	5,157,378

204,944	Terna-Rete Elettrica Nazionale SpA, (2)	1,056,393

165,373	Xcel Energy, Inc.	6,803,445
	Total Electric Utilities	76,817,232

	Gas Utilities – 5.4%

408,828	APA Group, (2)	2,678,461

85,268	Atmos Energy Corporation	6,349,908

10,904	Chesapeake Utilities Corporation	665,798

1,020,345	China Resources Gas Group Limited, (2)	3,504,435

3,469	Enagas, (2)	104,355

144,598	ENN Energy Holdings Limited, (2)	707,880

93,853	Hong Kong and China Gas Company Limtied, (2)	178,208

61,700	New Jersey Resources Corporation	2,027,462

24,923	One Gas Inc.	1,541,238

107,085	Petronas Gas Berhad, (2)	566,666

5,684	Rubis, (2)	521,328

692,785	Snam Rete Gas S.p.A, (2)	3,841,398

6,169	Southwest Gas Corporation	430,966

1,098,626	Towngas China Company Limited, (2)	633,393
	Total Gas Utilities	23,751,496

	Independent Power & Renewable Electricity Producers – 1.7%

2,368,096	AES Generation SA	778,712

60,895	Brookfield Renewable Energy Partners LP	1,871,014

95,145	CPFL Energias Renovaveis SA, (3)	337,907

22,685	Endesa Americas SA, ADR	310,785

22,380	Endesa SA Chile, Sponsored ADR	444,019

118,145	NextEra Energy Partners LP	3,304,516

41,330	Saeta Yield S.A, (2), (3)	410,911
	Total Independent Power & Renewable Electricity Producers	7,457,864

	Media – 0.2%

46,094	SES SA, (2)	1,131,831

2	NUVEEN

Shares	Description (1)	Value

	Multi-Utilities – 10.5%

79,191	CenterPoint Energy, Inc.	$1,839,607

339,127	Centrica PLC, (2)	1,002,717

85,590	CMS Energy Corporation	3,595,636

59,633	Dominion Resources, Inc.	4,428,943

8,769	DTE Energy Company	821,392

307,149	Duet Group, (2)	591,355

382,650	Engie, (2)	5,932,872

1,278,421	Hera SpA, (2)	3,442,736

81,980	National Grid PLC, Sponsored ADR	5,829,598

128,057	NiSource Inc.	3,087,454

56,462	Redes Energeticas Nacionais SA, (2)	165,035

26,022	Sempra Energy	2,789,298

172,308	Suez Environnement Company, (2)	2,847,427

23,141	Unitil Corp.	903,887

4,540	Vector Limited, (2)	10,917

99,684	Veolia Environment S.A., ADR, (2)	2,296,877

114,093	WEC Energy Group, Inc.	6,831,889
	Total Multi-Utilities	46,417,640

	Oil, Gas & Consumable Fuels – 22.9%

14,865	AltaGas Limited	382,290

70,244	Cheniere Energy Inc., (3)	3,062,638

332,010	Enbridge Inc.	14,684,802

341,058	Enterprise Products Partnership LP	9,423,433

116,146	Inter Pipeline Limited	2,452,261

67,075	Keyera Corporation	2,168,773

638,322	Kinder Morgan, Inc.	14,764,388

28,831	Koninklijke Vopak NV, (2)	1,512,097

124,294	Magellan Midstream Partners LP	8,792,558

39,970	ONEOK, Inc.	2,054,058

23,097	Pembina Pipeline Corporation	703,852

14,152	Phillips 66 Partners LP	687,787

8,316	Plains All American Pipeline LP	261,206

189,257	Plains GP Holdings LP, Class A Shares	2,448,986

74,999	Shell Midstream Partners LP	2,405,968

240,384	Spectra Energy Corporation	10,276,416

223,606	TransCanada Corporation	10,634,701

60,842	TransCanada Corporation	2,889,641

94,055	Veresen Inc.	960,659

NUVEEN	3

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

329,020	Williams Companies, Inc.	$10,110,785
	Total Oil, Gas & Consumable Fuels	100,677,299

	Road & Rail – 1.6%

669,560	Aurizon Holdings Limited, (2)	2,420,888

985,031	ComfortDelGro Corporation, (2)	2,037,522

22,299	East Japan Railway Company, (2)	2,012,797

87,936	MTR Corporation, (2)	485,936
	Total Road & Rail	6,957,143

	Transportation Infrastructure – 23.8%

97,253	Abertis Infraestructuras S.A, (2)	1,515,146

61,836	Aena S.A, (2), (3)	9,127,599

37,613	Aeroports de Paris, (2)	3,732,195

468,759	Atlantia SpA, (2)	11,905,354

1,140,824	Auckland International Airport Limited, (2)	6,114,610

1,090,236	China Merchants Holdings International Company Limited, (2)	2,924,544

1,754,959	Cosco Shipping Ports Limited, (2)	1,805,688

99,576	Flughafen Wien AG	2,460,890

29,824	Flughafen Zuerich AG, (2)	5,830,407

22,509	Fraport AG, (2)	1,231,919

129,474	Groupe Eurotunnel SA, (2)	1,402,513

57,661	Grupo Aeroportuario Centro Norte, SA, ADR	2,713,527

12,823	Grupo Aeroportuario del Pacifico S.A.B. de CV, ADR	1,217,800

464,472	Hopewell Highway Infrastructure Limited, (2)	283,852

3,416,802	Hutchison Port Holdings Trust, (2)	1,525,308

290,306	International Container Terminal Services, Incorporated, (2)	462,183

56,852	Japan Airport Terminal Company, (2)	2,173,927

461,008	Kamigumi Company Limited, (2)	4,021,817

1,252,006	Macquarie Atlas Roads Group, (2)	4,804,855

19,733	Macquarie Infrastructure Corporation	1,642,575

191,369	Port of Tauranga Limited, (2)	2,733,106

223,460	Promotora y Operadora de Infraestructura SAB de CV (Pinfra)	2,039,862

213,515	Singapore Airport Terminal Services Limited, (2)	780,478

1,542,898	Sydney Airport, (2)	8,270,037

2,720,498	Transurban Group, (2)	23,775,268

137,700	Westports Holdings BHD, (2)	146,296
	Total Transportation Infrastructure	104,641,756

	Water Utilities – 1.9%

1,426,182	Aguas Andinas SA. Class A, (2)	917,132

42,937	American Water Works Company	3,213,405

4	NUVEEN

Shares	Description (1)			Value

	Water Utilities (continued)

1,519,966	China Everbright Water Limited, (2)			$670,116

17,463	Connecticut Water Service, Inc.			868,435

45,741	Severn Trent PLC, (2)			1,484,198

80,116	United Utilities PLC, (2)			1,040,607
	Total Water Utilities			8,193,893

	Wireless Telecommunication Services – 0.2%

1,583,170	Tower Bersama Infrastructure Tbk PT, (2)			740,888
	Total Common Stocks (cost $343,094,680)			417,862,607

Shares	Description (1)			Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 2.7%

	Health Care – 0.5%

1,094,919	Parkway Life Real Estate Investment Trust, (2)			$2,089,815

	Specialized – 2.2%

10,070	American Tower Corporation, REIT			1,141,233

52,280	Crown Castle International Corporation			4,925,299

38,502	Digital Realty Trust Inc.			3,739,314

120	Equinix Inc.			43,230
	Total Specialized			9,849,076
	Total Real Estate Investment Trust Common Stocks (cost $9,637,289)			11,938,891

Shares	Description (1), (4)			Value

	INVESTMENT COMPANIES – 1.0%

427,018	3I Infrastructure PLC			$1,075,461

379,186	John Laing Infrastructure Fund			633,028

7,255,383	Keppel Infrastructure Trust			2,686,785
	Total Investment Companies (cost $4,260,921)			4,395,274
	Total Long-Term Investments (cost $356,992,890)			434,196,772

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.8%

	REPURCHASE AGREEMENTS – 1.8%

$7,812	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $7,812,459, collateralized by $7,040,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $7,972,800	0.030%	10/03/16	$7,812,439
	Total Short-Term Investments (cost $7,812,439)			7,812,439
	Total Investments (cost $364,805,329) – 100.5%			442,009,211
	Other Assets Less Liabilities – (0.5)%			(2,241,146)
	Net Assets – 100%			$439,768,065

NUVEEN	5

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$225,623,939	$192,238,668	$—	$417,862,607
Real Estate Investment Trust Common Stocks	9,849,076	2,089,815	—	11,938,891
Investment Companies	4,395,274	—	—	4,395,274
Short-Term Investments:
Repurchase Agreements	—	7,812,439	—	7,812,439
Total	$239,868,289	$202,140,922	$—	$442,009,211

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$778,712	$(3,661,154)	$3,661,154	$(778,712)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $374,698,997.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$81,670,706
Depreciation	(14,360,492)
Net unrealized appreciation (depreciation) of investments	$67,310,214

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust

6	NUVEEN

Nuveen Real Asset Income Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.0%

	COMMON STOCKS – 25.4%

	Air Freight & Logistics – 1.2%

426,699	BPost SA, (2)	$11,570,931

67,816	Oesterreichische Post AG, (2)	2,402,106
	Total Air Freight & Logistics	13,973,037

	Commercial Services & Supplies – 0.5%

386,088	Covanta Holding Corporation	5,941,894

	Diversified Telecommunication Services – 0.4%

2,180,082	HKBN Limited, (2)	2,461,739

1,029,064	Singapore Telecommunications Limited, (2)	3,009,900
	Total Diversified Telecommunication Services	5,471,639

	Electric Utilities – 6.2%

301,823	Alupar Investimento SA	1,500,693

709	Alupar Investimento SA, (7)	1,175

5,583,615	AusNet Services, (2)	7,037,714

125,060	Brookfield Infrastructure Partners LP	4,332,078

1,859,861	Contact Energy Limited, (2)	6,826,314

283,929	EDP – Energias de Portugal, S.A., (2)	952,867

162,530	Endesa S.A, (2), (3)	3,484,594

4,600	Hafslund ASA, Class B Shares	44,305

3,243,202	HK Electric Investments Limited, 144A, (2)	3,192,229

3,786,792	Infratil Limited, (2)	8,938,604

341,467	Scottish and Southern Energy PLC, (2)	6,933,725

199,476	Southern Company	10,233,119

10,054,687	Spark Infrastructure Group, (2)	17,847,548

458,312	Transmissora Alianca de Energia Eletrica SA	2,956,624
	Total Electric Utilities	74,281,589

	Gas Utilities – 0.8%

25,870	AmeriGas Partners, LP	1,181,224

71,156	Enagas, (2)	2,140,533

1,052,086	Snam Rete Gas S.p.A, (2)	5,833,672
	Total Gas Utilities	9,155,429

	Health Care Providers & Services – 0.5%

438,413	Sienna Senior Living Inc., Subscription	5,667,506

	Independent Power & Renewable Electricity Producers – 2.3%

37,530	Brookfield Renewable Energy Partners LP	1,154,423

NUVEEN	7

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Independent Power & Renewable Electricity Producers (continued)

242,966	Brookfield Renewable Energy Partners LP	$7,465,193

3,930	NextEra Energy Partners LP	109,922

271,141	Pattern Energy Group Inc.	6,097,961

912,317	Renewables Infrastructure Group Limited	1,251,084

986,372	Saeta Yield S.A, (2), (3)	9,806,716

104,178	TransAlta Renewables Inc.	1,169,665
	Total Independent Power & Renewable Electricity Producers	27,054,964

	Media – 0.1%

65,279	SES SA, (2)	1,602,916

	Multi-Utilities – 5.4%

331,080	CenterPoint Energy, Inc.	7,690,988

2,420,868	Centrica PLC, (2)	7,157,924

4,252,069	Duet Group, (2)	8,186,526

999,491	Engie, (2)	15,496,805

182,215	National Grid PLC, Sponsored ADR	12,957,309

1,576,743	Redes Energeticas Nacionais SA, (2)	4,608,731

3,463,822	Vector Limited, (2)	8,328,903
	Total Multi-Utilities	64,427,186

	Oil, Gas & Consumable Fuels – 4.0%

91,731	AltaGas Limited	2,359,087

19,643	Enbridge Energy Partners LP	499,521

123,009	Enbridge Income Fund Holdings Inc.	3,187,855

561,096	Enterprise Products Partnership LP	15,503,082

319,652	Inter Pipeline Limited	6,749,008

42,691	Noble Midstream Partners LP, (3)	1,191,079

182,670	Plains All American Pipeline LP	5,737,665

611,539	Plains GP Holdings LP, Class A Shares	7,913,315

410,506	Veresen Inc.	4,192,828
	Total Oil, Gas & Consumable Fuels	47,333,440

	Real Estate Management & Development – 0.0%

31	Atrium European Real Estate Ltd, (2)	138

33,064	Citycon Oyj, (2)	84,243
	Total Real Estate Management & Development	84,381

	Road & Rail – 0.3%

902,475	Aurizon Holdings Limited, (2)	3,263,025

	Transportation Infrastructure – 3.4%

82,023	Abertis Infraestructuras S.A, (2)	1,277,872

196,942	Cosco Shipping Ports Limited, (2)	202,635

8	NUVEEN

Shares	Description (1)	Value

	Transportation Infrastructure (continued)

723,497	Enav S.p.A, (3)	$2,973,003

15,269,786	Hopewell Highway Infrastructure Limited, (2)	9,331,807

12,220,852	Hutchison Port Holdings Trust, (2)	5,455,559

278,386	Jiangsu Expressway Company Limited, (2)	386,325

109,632	Macquarie Infrastructure Corporation	9,125,768

681,726	Sydney Airport, (2)	3,654,097

834,309	Transurban Group, (2)	7,291,283

723,833	Zhejiang Expressway Company Limited, (2)	766,829
	Total Transportation Infrastructure	40,465,178

	Water Utilities – 0.3%

1,748,787	Inversiones Aguas Metropolitanas SA	3,127,274
	Total Common Stocks (cost $281,738,873)	301,849,458

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 19.6%

	Diversified – 3.6%

647,690	AEW UK REIT PLC	$816,417

436,202	Armada Hoffler Properties Inc.	5,845,107

6,595	Cofinimmo, SANV, (2)	821,275

590,982	Dream Global Real Estate Investment Trust	4,058,651

23,535	ICADE, (2)	1,836,389

217,970	Investors Real Estate Trust	1,296,922

39,017	Lexington Corporate Properties Trust	401,875

260,833	Liberty Property Trust	10,524,612

188,790	Macquarie Mexico Real Estate Management SA de CV	231,147

5,536,973	Mapletree Greater China Commercial Trust, (2)	4,472,617

231,920	Spirit Realty Capital Inc.	3,091,494

944,925	VEREIT, Inc.	9,798,872
	Total Diversified	43,195,378

	Health Care – 4.4%

66,334	Care Capital Properties, Inc.	1,890,519

58,363	CareTrust REIT Inc.	862,605

233,128	Community Healthcare Trust Inc.	5,110,166

75,572	LTC Properties Inc.	3,928,988

344,063	MedEquities Realty Trust, Inc., (3)	4,042,740

800,319	Medical Properties Trust Inc.	11,820,712

178,795	New Senior Investment Group Inc.	2,063,294

718,866	NorthWest Healthcare Properties REIT	5,731,421

253,569	Omega Healthcare Investors Inc.	8,989,021

NUVEEN	9

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

1,480,232	Parkway Life Real Estate Investment Trust, (2)	$2,825,242

2,212	Physicians Realty Trust	47,646

74,806	Sabra Health Care Real Estate Investment Trust Inc.	1,883,615

45,011	Universal Health Realty Income Trust	2,836,593
	Total Health Care	52,032,562

	Hotels – 0.8%

170,842	Hospitality Properties Trust	5,077,424

16,705	LaSalle Hotel Properties	398,748

130,670	MGM Growth Properties LLC	3,406,567
	Total Hotels	8,882,739

	Industrial – 2.5%

1,394,628	Ascendas Real Estate Investment Trust, (2)	2,582,131

12,509,069	Frasers Logistics & Industrial Trust, (2), (3)	9,140,683

719,500	Mapletree Logistics Trust, (2)	566,198

2,650,758	Prologis Property Mexico SA de CV	4,348,721

1,026,818	Pure Industrial Real Estate Trust	4,312,487

49,484	STAG Industrial Inc.	1,212,853

2,211,279	TF Administradora Industrial S de RL de CV	3,660,803

385,279	WPT Industrial Real Estate Investment Trust	4,342,094
	Total Industrial	30,165,970

	Mortgage – 0.8%

51,586	Ares Commercial Real Estate Corporation	649,984

253,389	Blackstone Mortgage Trust Inc, Class A	7,462,306

79,954	Starwood Property Trust Inc.	1,800,564
	Total Mortgage	9,912,854

	Office – 1.0%

362,559	City Office REIT, Inc.	4,615,376

2,548	Columbia Property Trust Inc.	57,050

189,210	Easterly Government Properties, Inc.	3,610,127

290,732	Franklin Street Properties Corporation	3,663,223
	Total Office	11,945,776

	Residential – 1.1%

76,400	Camden Property Trust	6,397,736

378,919	Independence Realty Trust	3,410,271

395,134	Killam Apartment Real Estate I	3,641,274
	Total Residential	13,449,281

	Retail – 4.2%

265,457	Charter Hall Retail REIT, (2)	864,044

10	NUVEEN

Shares	Description (1)			Value

	Retail (continued)

206,727	Choice Properties Real Estate Investment Trust			$2,176,074

367,049	Crombie Real Estate Investment Trust			4,003,560

104,229	Eurocommercial Properties NV, (2)			4,706,484

1,310,374	Fortune REIT, (2)			1,646,700

4,573,031	Frasers Centrepoint Trust, (2)			7,381,802

488,921	Immobiliare Grande Distribuzione SIIQ SpA, (2)			368,431

3,773,337	Mapletree Commercial Trust, (2)			4,430,933

266,657	OneREIT			731,709

1,253,697	Plaza Retail REIT			5,007,334

146,646	Smart Real Estate Investment Trust			3,951,321

53,849	Urstadt Biddle Properties Inc.			1,196,525

2,086,949	Vicinity Centres, (2)			5,089,574

199,422	Washington Prime Group, Inc.			2,468,844

102,625	Wereldhave NV, (2)			5,195,633
	Total Retail			49,218,968

	Specialized – 1.2%

211,791	Automotive Properties Real Estate Investment Trust			1,698,267

18,492	Entertainment Properties Trust			1,456,060

34,925	Four Corners Property Trust, Inc.			744,950

214,502	Gaming and Leisure Properties Inc.			7,175,092

2,232,044	Keppel DC REIT, (2)			1,995,729

619,036	Viva Energy REIT, (3)			1,137,070
	Total Specialized			14,207,168
	Total Real Estate Investment Trust Common Stocks (cost $215,433,377)			233,010,696

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 10.3%

	Diversified Financial Services – 1.7%

150,567	Great Plains Energy Inc.	7.000%	N/R	$7,752,695

243,360	NextEra Energy Inc.	6.123%	BBB	12,119,328
	Total Diversified Financial Services			19,872,023

	Electric Utilities – 1.8%

247,267	Exelon Corporation	6.500%	BB+	11,557,260

159,005	NextEra Energy Inc.	6.371%	BBB	9,387,655
	Total Electric Utilities			20,944,915

	Equity Real Estate Investment Trusts – 2.8%

167,940	Alexandria Real Estate Equities Inc.	7.000%	Baa3	5,975,305

100,375	American Tower Corporation	5.500%	N/R	11,000,096

145,764	EPR Properties Inc.	9.000%	BB	5,418,048

NUVEEN	11

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	Equity Real Estate Investment Trusts (continued)

7,201	EPR Properties Inc.	5.750%	BB	$221,143

55,816	Equity Commonwealth	6.500%	Ba1	1,512,055

3,167	FelCor Lodging Trust Inc., Series A.	1.950%	CCC	79,207

14,292	Lexington Corporate Properties Trust, Series B	6.500%	N/R	753,903

92,099	Ramco-Gershenson Properties Trust	7.250%	N/R	6,323,517

102,953	Summit Hotel Properties Inc.	6.450%	N/R	2,640,744
	Total Equity Real Estate Investment Trusts			33,924,018

	Gas Utilities – 0.3%

69,040	Spire, Inc., (2)	6.750%	N/R	3,939,422

	Multi-Utilities – 2.8%

43,957	Black Hills Corp	7.750%	N/R	3,031,275

276,066	Dominion Resources Inc.	6.750%	BBB–	13,775,693

123,641	Dominion Resources Inc.	6.375%	Baa3	6,152,376

75,379	DTE Energy Company	5.250%	Baa1	1,947,040

156,197	DTE Energy Company	5.000%	BBB–	8,122,244
	Total Multi-Utilities			33,028,628

	Oil, Gas & Consumable Fuels – 0.9%

79,102	Anadarko Petroleum Corporation	7.500%	N/R	3,294,599

150,424	Kinder Morgan Inc, Delaware	9.750%	N/R	7,531,730
	Total Oil, Gas & Consumable Fuels			10,826,329
	Total Convertible Preferred Securities (cost $116,803,470)			122,535,335

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 18.9%

	Electric Utilities – 4.4%

24,320	APT Pipelines Limited	6.455%	N/R	$1,907,864

238,722	Brookfield Infrastructure	5.350%	BBB–	4,649,070

170,756	Entergy Arkansas Inc.	4.875%	A	4,258,655

12,968	Entergy Louisiana LLC	4.875%	A	323,422

71,503	Entergy New Orleans, Inc.	5.500%	A	1,956,322

62,596	Entergy Texas Inc.	5.625%	A	1,749,558

217,002	Integrys Energy Group Inc., (2)	6.000%	Baa1	5,935,005

292,816	NextEra Energy Inc.	5.250%	BBB	7,522,443

132,583	NextEra Energy Inc.	5.000%	BBB	3,386,170

148,003	Pacific Gas & Electric Corporation	6.000%	BBB+	4,713,896

303,469	PPL Capital Funding, Inc.	5.900%	BBB	7,993,373

89,949	SCE Trust I	5.625%	Baa1	2,301,795

243,150	Southern Company	5.250%	BBB	6,149,264
	Total Electric Utilities			52,846,837

12	NUVEEN

Shares	Description (1)	Coupon	Ratings (4)	Value

	Equity Real Estate Investment Trusts – 10.8%

97,730	American Homes 4 Rent	6.350%	N/R	$2,537,071

17,738	American Homes 4 Rent	5.500%	N/R	494,181

103,790	American Homes 4 Rent	5.000%	N/R	2,938,295

123,905	American Homes 4 Rent	5.000%	N/R	3,495,360

120,716	American Homes 4 Rent	6.500%	N/R	3,231,567

274,517	CBL & Associates Properties Inc.	7.375%	BB	6,865,670

155,346	CBL & Associates Properties Inc.	6.625%	BB	3,924,040

421,167	Cedar Shopping Centers Inc., Series A	7.250%	N/R	10,823,992

105,997	Chesapeake Lodging Trust	7.750%	N/R	2,726,243

312,210	City Office REIT, Inc., (WI/DD)	6.625%	N/R	7,749,052

27,235	Dupont Fabros Technology	6.625%	Ba2	770,478

57,498	General Growth Properties	6.375%	N/R	1,489,198

92,275	Gladstone Commercial Corporation	7.000%	N/R	2,342,862

192,522	Gramercy Property Trust	7.125%	BB+	5,155,739

184,195	Hersha Hospitality Trust	6.875%	N/R	4,789,070

312,156	Hersha Hospitality Trust	6.500%	N/R	7,925,641

185,660	Investors Real Estate Trust	7.950%	N/R	4,790,028

137,195	LaSalle Hotel Properties	6.300%	N/R	3,486,125

157,189	Monmouth Real Estate Investment Corp	6.125%	N/R	4,063,336

32,006	Northstar Realty Finance Corporation	8.750%	N/R	816,153

272,363	Pebblebrook Hotel Trust	6.500%	N/R	7,054,202

146,749	Pebblebrook Hotel Trust	6.375%	N/R	3,934,341

9,545	Post Properties, Inc., Series A	8.500%	Baa3	653,833

75,534	Rait Financial Trust	7.125%	N/R	1,843,785

103,965	STAG Industrial Inc.	6.875%	BB+	2,798,738

168,111	Summit Hotel Properties Inc.	7.875%	N/R	4,392,740

278,674	Summit Hotel Properties Inc.	7.125%	N/R	7,181,429

221,699	Sunstone Hotel Investors Inc.	6.450%	N/R	5,753,089

125,848	UMH Properties Inc.	8.000%	N/R	3,467,112

123,901	Urstadt Biddle Properties	7.125%	N/R	3,240,011

196,101	Urstadt Biddle Properties	6.750%	N/R	5,167,261

28,412	Washington Prime Group, Inc.	7.500%	Ba1	733,314

81,378	Washington Prime Group, Inc.	6.875%	Ba1	2,104,435
	Total Equity Real Estate Investment Trusts			128,738,391

	Independent Power & Renewable Electricity Producers – 0.2%

105,407	Brookfield Renewable Partners, Preferred Equity	5.750%	BB+	2,048,766

	Mortgage Real Estate Investment Trusts – 1.1%

75,908	Apollo Commercial Real Estate Finance	8.625%	N/R	1,954,631

122,160	Arbor Realty Trust Incorporated	7.375%	N/R	3,108,972

NUVEEN	13

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares		Description (1)	Coupon		Ratings (4)	Value

		Mortgage Real Estate Investment Trusts (continued)

71,191		Colony Financial Inc.	7.500%		N/R	$1,790,454

220,319		Colony Financial Inc.	7.125%		N/R	5,459,505

17,852		Colony Financial Inc.	8.500%		N/R	457,904
		Total Mortgage Real Estate Investment Trusts				12,771,466

		Multi-Utilities – 1.6%

498,076		Dominion Resources Inc.	5.250%		BBB–	12,681,015

226,093		DTE Energy Company	5.375%		Baa1	5,828,678
		Total Multi-Utilities				18,509,693

		Oil, Gas & Consumable Fuels – 0.4%

67,660		Nustar Logistics Limited Partnership	7.625%		Ba2	1,728,712

150,851		Pembina Pipeline Corporation	5.750%		BB+	2,996,437
		Total Oil, Gas & Consumable Fuels				4,725,149

		Real Estate Management & Development – 0.2%

73,080		Landmark Infrastructure Partners LP	8.000%		N/R	1,876,694

		Trading Companies & Distributors – 0.2%

89,000		GATX Corporation	5.625%		BBB	2,349,600
		Total $25 Par (or similar) Preferred Securities (cost $217,334,973)				223,866,596

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 13.9%

		Commercial Services & Supplies – 1.4%

$4,115		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$4,320,750

2,040		Casella Waste Systems Inc.	7.750%	2/15/19	B	2,080,800

5,440		Covanta Holding Corporation	5.875%	3/01/24	Ba3	5,453,600

4,135		GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	4,527,825
		Total Commercial Services & Supplies				16,382,975

		Construction & Engineering – 0.2%

16,000	NOK	VV Holding AS, 144A	6.230%	7/10/19	N/R	1,841,243

		Consumer Finance – 0.1%

745		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	715,200

		Diversified Telecommunication Services – 1.1%

2,170		CyrusOne LP Finance	6.375%	11/15/22	BB	2,298,165

5,143		Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB	5,258,718

5,190		SBA Communications Corporation, 144A	4.875%	9/01/24	B	5,228,925
		Total Diversified Telecommunication Services				12,785,808

		Electric Utilities – 0.1%

1,975		Intergen NV, 144A	7.000%	6/30/23	B1	1,668,875

14	NUVEEN

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Energy Equipment & Services – 0.1%

$1,180	Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B–	$1,115,100

	Equity Real Estate Investment Trusts – 2.1%

4,855	Care Capital Properties, Inc., 144A	5.125%	8/15/26	BBB–	4,857,093

1,514	Corporate Office Properties LP	5.000%	7/01/25	BBB–	1,628,911

4,152	DuPont Fabros Technology LP	5.625%	6/15/23	Ba1	4,369,980

595	EPR Properties Inc.	4.500%	4/01/25	Baa2	603,240

3,040	Geo Group Inc.	6.000%	4/15/26	B+	2,584,000

1,710	MPT Operating Partnership Finance	5.250%	8/01/26	BBB–	1,774,125

2,115	Omega Healthcare Investors Inc.	4.500%	4/01/27	BBB–	2,127,474

4,330	PLA Administradora Industrial, S. de R.L. de C.V., 144A	5.250%	11/10/22	Baa3	4,416,600

2,835	Trust F/1401, 144A	5.250%	1/30/26	Baa2	2,938,478
	Total Equity Real Estate Investment Trusts				25,299,901

	Gas Utilities – 1.0%

2,565	AmeriGas Partners LP/AmeriGas Finance Corporation	5.875%	8/20/26	BB	2,718,900

4,000	Ferrellgas LP	6.750%	1/15/22	B	3,560,000

2,235	LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	2,223,825

3,014	Suburban Propane Partners LP	5.750%	3/01/25	BB–	3,051,675
	Total Gas Utilities				11,554,400

	Health Care Equipment & Supplies – 0.2%

2,695	Tenet Healthcare Corporation	8.125%	4/01/22	B–	2,695,000

	Health Care Providers & Services – 1.3%

1,290	Acadia Healthcare	5.625%	2/15/23	B	1,309,350

2,550	Community Health Systems, Inc.	6.875%	2/01/22	B	2,193,000

2,530	HCA Inc.	5.375%	2/01/25	BB	2,612,225

2,690	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	2,434,450

3,450	Kindred Healthcare Inc.	6.375%	4/15/22	B–	3,268,875

1,035	Lifepoint Health Inc.	5.875%	12/01/23	Ba2	1,071,225

2,575	Select Medical Corporation	6.375%	6/01/21	B–	2,533,156
	Total Health Care Providers & Services				15,422,281

	Hotels, Restaurants & Leisure – 0.2%

2,955	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc., 144A	4.500%	9/01/26	BB–	2,955,000

	Independent Power & Renewable Electricity Producers – 0.2%

3,175	GenOn Energy Inc.	9.500%	10/15/18	CCC+	2,508,250

	Internet Software & Services – 0.2%

2,280	Equinix Inc.	5.750%	1/01/25	BB+	2,422,500

NUVEEN	15

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		IT Services – 0.4%

$3,955		Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B–	$4,142,863

		Marine – 0.1%

1,660		Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B–	1,261,600

		Multi-Utilities – 1.0%

3,805		Dominion Resources Inc.	5.750%	10/01/54	BBB–	3,937,414

6,000	GBP	RWE AG, Reg S	7.000%	3/29/49	BB+	8,068,530
		Total Multi-Utilities				12,005,944

		Oil, Gas & Consumable Fuels – 2.5%

455		Calumet Specialty Products	6.500%	4/15/21	CCC+	371,963

3,259		Calumet Specialty Products	7.625%	1/15/22	CCC+	2,631,643

1,204		Crestwood Midstream Partners LP	6.125%	3/01/22	BB–	1,216,040

4,565		DCP Midstream LLC, 144A	5.850%	5/21/43	BB–	3,788,950

3,515		Energy Transfer Equity LP	5.500%	6/01/27	BB+	3,497,425

2,060		Gibson Energy, 144A	6.750%	7/15/21	BB	2,106,350

1,500		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	1,391,250

150		Global Partners LP/GLP Finance	7.000%	6/15/23	B+	139,875

2,963		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	2,785,220

1,536		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	1,443,839

1,050		NGL Energy Partners LP/Fin Co	6.875%	10/15/21	BB–	994,874

2,566		Northern Tier Energy LLC	7.125%	11/15/20	BB–	2,623,734

2,307		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	2,122,439

2,329		Sabine Pass Liquefaction LLC	6.250%	3/15/22	BBB–	2,550,254

1,915		Summit Midstream Holdings LLC Finance	5.500%	8/15/22	B	1,824,037
		Total Oil, Gas & Consumable Fuels				29,487,893

		Real Estate Management & Development – 0.7%

3,405		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	3,498,638

4,275		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	4,307,063
		Total Real Estate Management & Development				7,805,701

		Road & Rail – 0.2%

2,545		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	2,570,450

		Software – 0.3%

4,010		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	3,899,725

		Transportation Infrastructure – 0.1%

1,395		Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB+	1,398,488

		Wireless Telecommunication Services – 0.4%

4,985		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	4,735,750
		Total Corporate Bonds (cost $166,891,901)				164,674,947

16	NUVEEN

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 8.1%

		Diversified Financial Services – 0.2%

$2,750		National Rural Utilities Cooperative Finance Corporation	5.250%	4/20/46	A3	$2,968,625

		Electric Utilities – 4.4%

5,520		AES Gener SA, 144A	8.375%	12/18/73	BB	5,837,400

3,605		ComEd Financing III	6.350%	3/15/33	Baa2	3,802,655

19,015		Emera, Inc.	6.750%	6/15/76	BBB–	20,450,633

7,025		Enel SpA, 144A	8.750%	9/24/73	BBB–	8,210,469

2,800	EUR	Energias de Portugal, SA, Reg S	5.375%	9/16/75	Ba2	3,210,645

2,273		FPL Group Capital Inc.	6.350%	10/01/66	BBB	1,879,498

5,810	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	8,453,130
		Total Electric Utilities				51,844,430

		Energy Equipment & Services – 2.8%

4,005	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	4,772,739

12,790		Transcanada Trust	5.875%	8/15/76	BBB	13,531,820

14,435		Transcanada Trust	5.625%	5/20/75	BBB	14,615,437
		Total Energy Equipment & Services				32,919,996

		Multi-Utilities – 0.4%

3,645	GBP	Centrica PLC, Reg S	5.250%	4/10/75	BBB	4,883,915

		Oil, Gas & Consumable Fuels – 0.3%

3,595		Enterprise Products Operating LP	7.034%	1/15/68	Baa2	3,799,034
		Total $1,000 Par (or similar) Institutional Preferred (cost $93,216,598)				96,416,000

Shares		Description (1), (6)				Value

		INVESTMENT COMPANIES – 1.8%

3,299,718		John Laing Infrastructure Fund				$5,508,683

32,938,752		Keppel Infrastructure Trust				12,197,748

1,070,941		NextEnergy Solar Fund Limited				1,473,121

1,670,429		Starwood European Real Estate Finance Limited				2,327,510
		Total Investment Companies (cost $22,467,392)				21,507,062
		Total Long-Term Investments (cost $1,113,886,584)				1,163,860,094

NUVEEN	17

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.2%

	REPURCHASE AGREEMENTS – 3.2%

$38,087	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $38,087,366, collateralized by $34,305,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $38,850,413	0.030%	10/03/16	$38,087,271
	Total Short-Term Investments (cost $38,087,271)			38,087,271
	Total Investments (cost $1,151,973,855) – 101.2%			1,201,947,365
	Other Assets Less Liabilities – (1.2)%			(14,234,792)
	Net Assets – 100%			$1,187,712,573

Investments in Derivatives as of September 30, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(175)	12/16	$(21,218,916)	$36,914	$(46,318)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$132,313,473	$169,534,810	$1,175	$301,849,458
Real Estate Investment Trust Common Stocks	179,086,831	53,923,865	—	233,010,696
Convertible Preferred Securities	118,595,913	3,939,422	—	122,535,335
$25 Par (or similar) Retail Preferred	217,931,591	5,935,005	—	223,866,596
Corporate Bonds	—	164,674,947	—	164,674,947
$1,000 Par (or similar) Institutional Preferred	—	96,416,000	—	96,416,000
Investment Companies	21,507,062	—	—	21,507,062
Short-Term Investments:
Repurchase Agreements	—	38,087,271	—	38,087,271
Investments in Derivatives:
Futures Contracts*	(46,318)	—	—	(46,318)
Total	$669,388,552	$532,511,320	$1,175	$1,201,901,047
*	Represents net unrealized appreciation (depreciation).

18	NUVEEN

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$3,127,274	$(8,328,903)	$8,328,903	$(3,127,274)	$—	$—
Convertible Preferred Securities	5,975,305	—	—	(5,975,305)	—	—
$25 Par (or similar) Retail Preferred	1,907,864	—	—	(1,907,864)	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $1,155,925,530.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$64,747,591
Depreciation	(18,725,756)
Net unrealized appreciation (depreciation) of investments	$46,021,835

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (“SEC”) on its website at http://www.sec.gov.

(7)	For fair value measurement disclosure purposes, investment classified as Level 3.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the SEC. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

NUVEEN	19

Nuveen Real Estate Securities Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.4%

	COMMON STOCKS – 0.2%

	Health Care Providers & Services – 0.2%

770,208	Capital Senior Living Corporation, (2)	$12,939,494
	Total Common Stocks (cost $9,394,121)	12,939,494

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 97.2%

	Diversified – 4.6%

27,641	Armada Hoffler Properties Inc.	$370,389

1,253,333	Cousins Properties, Inc.	13,084,797

1,098,420	Forest City Realty Trust Inc.	25,406,455

76,755	Investors Real Estate Trust	456,692

1,825,923	Liberty Property Trust	73,675,993

68,847	PS Business Parks Inc.	7,818,954

2,009,807	STORE Capital Corporation	59,229,012

2,652,156	VEREIT, Inc.	27,502,858

944,526	Washington Real Estate Investment Trust	29,393,649
	Total Diversified	236,938,799

	Health Care – 11.9%

84,396	Care Capital Properties, Inc.	2,405,286

1,586,813	Healthcare Realty Trust, Inc.	54,046,851

1,298,141	Healthcare Trust of America Inc., Class A	42,345,359

356,610	LTC Properties Inc.	18,540,154

669,705	MedEquities Realty Trust, Inc., (2)	7,869,034

1,903,994	Medical Properties Trust Inc.	28,121,991

998,373	Omega Healthcare Investors Inc.	35,392,323

9,466,097	Parkway Life Real Estate Investment Trust, (3)	18,067,466

780,878	Physicians Realty Trust	16,820,112

41,701	Universal Health Realty Income Trust	2,627,997

2,470,156	Ventas Inc.	174,467,118

2,815,285	Welltower Inc.	210,498,859
	Total Health Care	611,202,550

	Hotels & Resorts – 2.6%

809,593	Chesapeake Lodging Trust	18,539,680

2,529,941	DiamondRock Hospitality Company	23,022,463

142,912	Hersha Hospitality Trust	2,575,274

513,447	Host Hotels & Resorts Inc.	7,994,370

20	NUVEEN

Shares	Description (1)	Value

	Hotels & Resorts (continued)

186,913	MGM Growth Properties LLC	$4,872,822

161,557	Pebblebrook Hotel Trust	4,297,416

1,164,741	Summit Hotel Properties Inc.	15,327,992

4,147,550	Sunstone Hotel Investors Inc.	53,047,165

147,769	Xenia Hotels & Resorts Inc.	2,243,133
	Total Hotels & Resorts	131,920,315

	Industrial – 9.0%

1,631,773	DCT Industrial Trust Inc.	79,222,579

3,651,170	Duke Realty Corporation	99,786,476

89,267	EastGroup Properties Inc.	6,566,481

2,830,922	First Industrial Realty Trust, Inc.	79,888,619

3,216,054	Prologis Inc.	172,187,531

96,899	STAG Industrial Inc.	2,374,994

726,081	Terreno Realty Corporation	19,974,488
	Total Industrial	460,001,168

	Mortgage – 0.1%

127,029	Blackstone Mortgage Trust Inc, Class A	3,741,004

	Office – 14.0%

655,053	Alexandria Real Estate Equities Inc.	71,250,115

628,595	Boston Properties, Inc.	85,671,213

2,800,180	Brandywine Realty Trust	43,738,812

102,430	City Office REIT, Inc.	1,303,934

447,569	Corporate Office Properties	12,688,581

25,727	Douglas Emmett Inc.	942,380

226,370	Easterly Government Properties, Inc.	4,319,140

1,642,260	Equity Commonwealth	49,629,097

258,434	Highwoods Properties, Inc.	13,469,580

904,779	Kilroy Realty Corporation	62,746,424

511,728	Mack-Cali Realty Corporation	13,929,236

1,894,270	Paramount Group Inc.	31,047,085

106,625	Parkway Properties Inc.	1,813,691

1,244,026	SL Green Realty Corporation	134,479,211

1,863,419	Vornado Realty Trust	188,596,637
	Total Office	715,625,136

	Residential – 14.6%

783,267	American Campus Communities Inc.	39,844,792

2,073,581	American Homes 4 Rents, Class A	44,872,293

578,772	AvalonBay Communities, Inc.	102,928,812

NUVEEN	21

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Residential (continued)

643,361	Camden Property Trust	$53,875,050

475,612	Education Realty Trust Inc.	20,517,902

776,561	Equity Lifestyles Properties Inc.	59,934,978

2,442,826	Equity Residential	157,146,997

248,860	Essex Property Trust Inc.	55,421,122

286,706	Mid-America Apartment Communities	26,947,497

583	Milestone Apartments Real Estate Investment Trust	8,576

970,386	Monogram Residential Trust, Inc.	10,324,907

1,392,202	Post Properties, Inc.	92,066,318

886,707	Sun Communities Inc.	69,588,765

312,931	UDR Inc.	11,262,387
	Total Residential	744,740,396

	Retail – 27.6%

692,922	Acadia Realty Trust	25,111,493

63,109	Agree Realty Corporation	3,120,109

9,068	Alexander’s Inc., (4)	3,804,933

2,079,405	Brixmor Property Group Inc.	57,786,665

1,120,254	Cedar Shopping Centers Inc.	8,065,829

3,207,758	Developers Diversified Realty Corporation	55,911,222

1,502,859	Equity One Inc.	46,002,514

1,150,535	Federal Realty Investment Trust	177,101,853

4,099,574	General Growth Properties Inc.	113,148,242

2,132,690	Kimco Realty Corporation	61,741,376

134,974	Kite Realty Group Trust	3,741,479

2,138,953	National Retail Properties, Inc., (4)	108,765,760

1,073,161	Ramco-Gershenson Properties Trust	20,111,037

846,124	Realty Income Corporation	56,631,079

1,406,731	Regency Centers Corporation	109,007,585

167,847	Retail Opportunity Investments Corporation	3,685,920

141,500	Retail Properties of America Inc.	2,377,200

2,426,797	Simon Property Group, Inc.	502,371,248

70,162	Tanger Factory Outlet Centers	2,733,512

2,249	Taubman Centers Inc.	167,348

410,109	Urban Edge Properties	11,540,467

1,166,062	Urstadt Biddle Properties Inc.	25,909,898

135,721	Washington Prime Group, Inc.	1,680,226

278,538	Weingarten Realty Trust	10,857,411
	Total Retail	1,411,374,406

22	NUVEEN

Shares	Description (1)	Value

	Specialized – 12.8%

3,544	American Tower Corporation	$401,642

283,859	Coresite Realty Corporation	21,016,920

361,148	Crown Castle International Corporation	34,023,753

15,537	CyrusOne Inc.	739,095

1,190,899	Digital Realty Trust Inc.	115,660,111

51,182	Entertainment Properties Trust	4,030,071

278,406	Equinix Inc.	100,295,762

569,610	Extra Space Storage Inc.	45,232,730

35,843	Four Corners Property Trust, Inc.	764,531

560,227	Gaming and Leisure Properties Inc.	18,739,593

453,860	Life Storage, Inc.	40,366,308

1,196,217	Public Storage, Inc.	266,923,861

153,475	QTS Realty Trust Inc., Class A Shares	8,111,154
	Total Specialized	656,305,531
	Total Real Estate Investment Common Stocks (cost $3,678,876,335)	4,971,849,305
	Total Long-Term Investments (cost $3,688,270,456)	4,984,788,799

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%

	Money Market Funds – 0.0%

316,479	Mount Vernon Securities Lending Prime Portfolio, 0.678%, (5), (6)	$316,479
	Total Investments Purchased with Collateral from Securities Lending (cost $316,479)	316,479

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 3.3%

	Money Market Funds – 3.3%

167,971,087	First American Treasury Obligations Fund, Class Z, 0.224%, (5)	$167,971,087
	Total Short-Term Investments (cost $167,971,087)	167,971,087
	Total Investments (cost $3,856,558,022) – 100.7%	5,153,076,365
	Other Assets Less Liabilities – (0.7)%	(36,026,195)
	Net Assets – 100%	$5,117,050,170

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

NUVEEN	23

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined ussing quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$12,939,494	$—	$—	$12,939,494
Real Estate Investment Trust Common Stocks	4,953,781,839	18,067,466	—	4,971,849,305
Investments Purchased with Collateral from Securities Lending	316,479	—	—	316,479
Short-Term Investments:
Money Market Funds	167,971,087	—	—	167,971,087
Total	$5,135,008,899	$18,067,466	$—	$5,153,076,365

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $3,930,758,279.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$1,300,122,073
Depreciation	(77,803,987)
Net unrealized appreciation (depreciation) of investments	$1,217,509,560

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $306,249.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the fund is invested in this money market fund.

REIT	Real Estate Investment Trust

24	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016